Estimated Future Amortization Expense on Payments for Processing Rights and Conversion Costs (Detail) (Contract Acquisition Costs, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
2012	$ 14,742
2013	14,355
2014	12,289
2015	8,429
2016	8,608
Conversion Costs
Finite-Lived Intangible Assets [Line Items]
2012	17,825
2013	18,115
2014	15,906
2015	13,838
2016	$ 11,149